Note 15 - Condensed Parent Company Financial Information (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury Stock, Shares, Acquired (in shares)	11,651	0	4,220